Share-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Options Granted (Details) - Black-Scholes Option Pricing Model	12 Months Ended
Feb. 29, 2024
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%
Life of options	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	3.61%
Estimated volatility rate	52.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	3.65%
Estimated volatility rate	54.00%